Related Party Transactions - Schedule of Amounts Due to Related Parties, Non-Current (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Poh Kiong Tan [Member]
Related Party Transaction [Line Items]
Due to related parties non current		$ 4,820
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties non current		$ 4,820